Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Provision for loan losses from third parties	$ 152,719,939	$ 128,109,728
Provision for loan losses from related parties	1,310,654	817,872
Provision for interest and fee receivable losses	$ 76,455
Ordinary shares, par value
Ordinary shares, authorized	Unlimited	Unlimited
Ordinary shares, issued	25,287,851	25,288,003
Ordinary shares, outstanding	25,287,851	25,288,003
Redeemable Convertible Preferred Stock [Member]
Preferred shares, par value
Preferred shares, authorized	Unlimited	Unlimited
Preferred shares, issued	715,000	715,000
Preferred shares, outstanding	715,000	715,000